[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (98.1%)
(Unless Otherwise Noted)
Argentina (0.5%)
Diversified Telecommunication Services
Telecom Argentina S.A. ADR	(a)	85,810	$1,052
Brazil (53.6%)
Airlines
Gol Linhas Aereas Inteligentes S.A. ADR	(a)	35,090	882
Chemicals
Braskem S.A. (Preference)		22,681,600	923
Braskem S.A. ADR		37,300	1,511
			2,434
Commercial Banks
Banco Bradesco S.A. (Preference)		116,191	3,355
Banco Bradesco S.A. ADR		152,365	4,419
Banco Itau Holding Financeira S.A. (Preference)		6,370	1,035
Banco Itau Holding Financeira S.A. ADR		92,019	7,467
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		88,010	3,026
			19,302
Diversified Telecommunication Services
Embratel Participacoes S.A. (Preference)	(a)	813,032,000	1,328
Electric Utilities
CEMIG S.A. (Preference)		28,702,190	659
CEMIG S.A. ADR		126,933	2,897
CPFL Energia S.A.	(a)	41,900	283
CPFL Energia S.A. ADR	(a)	46,500	949
			4,788
Metals & Mining
Bradespar S.A. (Preference)		58,540	2,228
CSN S.A.		35,304	837
CSN S.A. ADR		120,188	2,896
CVRD ADR (Preference)		750,346	19,937
CVRD, ‘A’ (Preference)		16,803	452
Gerdau S.A.		38,510	533
Gerdau S.A. (Preference)		83,834	1,395
Gerdau S.A. ADR		80,290	1,325
USIMINAS S.A., ‘A’ (Preference)		123,701	2,655
			32,258
Oil & Gas
Petrobras S.A. (Preference)		17,342	670
Petrobras S.A. ADR		194,041	8,573
Petrobras S.A. ADR (Preference)		455,198	17,511
			26,754
Paper & Forest Products
Suzano Bahia Sul Papel e Celulose S.A. (Preference)		264,170	1,205
Votorantim Celulose e Papel S.A. (Preference)		33,040	432
Votorantim Celulose e Papel S.A. ADR		47,275	614
			2,251
Pharmaceuticals
Natura Cosmeticos S.A.		6,040	164
Real Estate
Unibanco - Uniao de Bancos Brasileiros S.A.		84,736	585
Road & Rail
All America Latina Logistica S.A. (Preference)		125,000	686
Transportation Infrastructure
Cia de Concessoes Rodoviarias		48,560	964
Wireless Telecommunication Services
Telesp Celular Participacoes S.A. (Preference)	(a)	2,180,277,676	5,210
Telesp Celular Participacoes S.A. ADR	(a)	591,351	3,536
Tim Participacoes S.A. (Preference)		871,766,400	1,316
Tim Participacoes S.A. ADR		52,100	782
			10,844
			103,240

Chile (4.1%)
Commercial Banks
CorpBanca S.A. ADR		23,400	609
CorpBanca S.A.		122,028,400	631
			1,240
Diversified Telecommunication Services
Companhia de Telecomunicaciones de Chile S.A. ADR		83,800	934
Electric Utilities
Enersis S.A. ADR		676,400	5,682
			7,856
Colombia (1.0%)
Commercial Banks
BanColombia S.A. ADR		146,100	1,952
Mexico (38.3%)
Beverages
Femsa ADR		48,800	2,613
Commercial Banks
Grupo Financiero Banorte S.A. de CV, ‘O’		332,800	2,166
Construction & Engineering
Empresas ICA Sociedad Controladora S.A. de CV	(a)	937,300	361
Construction Materials
Cemex S.A. de CV		336,289	2,441
Diversified Telecommunication Services
Carso Global Telecom S.A. de CV, ‘A1’	(a)	271,344	440
Telmex S.A. de CV, ‘L’ ADR		153,892	5,314
			5,754
Food & Staples Retailing
Organizacion Soriana S.A. de CV		196,500	743
Wal-Mart de Mexico S.A. de CV ADR		11,398	400
Wal-Mart de Mexico S.A. de CV, ‘V’		3,690,119	12,948
			14,091
Household Durables
Consorcio ARA S.A. de CV	(a)	213,800	709
Household Products
Kimberly-Clark de Mexico S.A. de CV, ‘A’		1,082,240	3,244
Industrial Conglomerates
Alfa S.A. de CV, ‘A’	(a)	73,960	393
Media
Grupo Televisa S.A. ADR		196,920	11,579
Metals & Mining
Grupo Mexico S.A. de CV mines, ‘B’	(a)	575,020	3,024
Transportation Infrastructure
Grupo Aeroportuario del Sureste S.A. de CV ADR		25,690	721
Wireless Telecommunication Services
America Movil S.A. de CV, ‘L’ ADR		516,419	26,647
			73,743
Peru (0.6%)
Metals & Mining
Cia de Minas Buenaventura S.A. ADR		49,690	1,132
TOTAL COMMON STOCKS (Cost $132,206)			188,975

No. of Rights
RIGHTS (0.0%)
Brazil (0.0%)
Diversified Telecommunication Services
Embratel Participacoes S.A. (Cost $@—)	(a)	515,327,361	4

		Face Amount (000)
SHORT-TERM INVESTMENT (1.3%)
United States (1.3%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $2,570 (Cost $2,570)	(b)	$2,570	2,570
TOTAL INVESTMENTS + (99.4%) (Cost $134,776)			191,549
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)			1,107
NET ASSETS (100%)			$192,656

(a)	Non-income producing security.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $134,776,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $56,773,000 of which $58,977,000 related to appreciated securities and $2,204,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	1,941	$727	4/4/2005	USD	724	$724	$(3)
BRL	112	42	4/5/2005	USD	42	42	—
USD	132	132	4/1/2005	MXN	1,472	132	—
		$901				$898	$(3)

BRL           - Brazilian Real

MXN         - Mexican Peso

USD          - U.S. Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005